Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Interest Expense

	$ million
	2018	2017	2016
Interest incurred and similar charges	3,550	3,448	2,732
Less: interest capitalised	(876)	(622)	(725)
Other net losses on fair value hedges of debt	169	114	4
Accretion expense	902	1,102	1,192
Total	3,745	4,042	3,203